Shareholder Report, Holdings (Details) - The Cook & Bynum Fund [Member]	Mar. 31, 2025
Arca Continental S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.04%
Berkshire Hathaway Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.47%
Anheuser-Busch InBev SA/NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.87%
Coca-Cola Embonor SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fomento Economico Mexicano SAB [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Liberty Latin America Ltd. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Union de Cervecerias Peruanas Backus y Johnston SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
BIM Birlesik Magazalar AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Migros Ticaret AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Ambev SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Soft Drink Botting and Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.84%
Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.47%
Breweries [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%
Retail -Convenience Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Wired and Wireless Telecommunications Carriers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
Consumer Staples - Merchandise Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Industrial Machinery Supplies Components Member
Holdings [Line Items]
Percent of Net Asset Value	0.64%
Short Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.47%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	35.37%
BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	10.87%
CHILE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	6.31%
TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	4.14%
PERU
Holdings [Line Items]
Percent of Net Asset Value	3.83%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.55%
HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.42%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	0.64%